SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payment transaction
Summary of share-based compensation expense recorded during the year

	Years ended December 31,
	2021	2020
Share option plan expense (i)	$0.3	$1.0
Restricted share unit plan expense, including restricted performance shares (ii)	19.2	29.7
Deferred share units expense (iii)	1.4	1.3
Employer portion of employee share purchase plan (iv)	2.8	2.4
Total share-based compensation expense	$23.7	$34.4

Share option
Share-based payment transaction
Summary of status of the share option plan and changes during the year

	2021		2020
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	(000’s)	(CDN$/option)	(000’s)	(CDN$/option)
Balance at January 1	5,601	$4.68	10,170	$5.16
Exercised	(1,624)	5.13	(2,566)	4.90
Forfeited	(213)	4.97	(808)	5.02
Expired	—	—	(1,195)	8.03
Outstanding at end of period	3,764	$4.47	5,601	$4.68
Exercisable at end of period	3,273	$4.47	3,813	$4.68

Summary of information about the stock options outstanding and exercisable

		Options outstanding			Options exercisable
				Weighted			Weighted
			Weighted	average		Weighted	average
		Number of	average	remaining	Number of	average	remaining
		options	exercise price	contractual life	options	exercise price	contractual life
Exercise price range in CDN$:		(000’s)	(CDN$)	(years)	(000’s)	(CDN$)	(years)
3.73	4.25	1,335	3.87	0.53	1,335	3.89	0.53
4.26	4.75	1,078	4.58	3.89	587	4.59	3.97
4.76	5.06	1,351	4.98	2.72	1,351	4.99	2.72
		3,764	$4.47	2.28	3,273	$4.47	2.05

RSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2021		2020
		Weighted average		Weighted average
	Number of units	fair value	Number of units	fair value
	(000’s)	(CDN$/unit)	(000’s)	(CDN$/unit)
Balance at January 1	6,475	$5.86	8,512	$4.68
Granted	3,017	8.80	3,106	7.42
Reinvested	175	6.82	—	—
Redeemed	(3,748)	5.36	(4,199)	4.78
Forfeited	(626)	6.84	(944)	5.17
Outstanding at end of period	5,293	$7.81	6,475	$5.86

RPSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2021		2020
		Weighted average		Weighted average
	Number of units	fair value	Number of units	fair value
	(000’s)	(CDN$/unit)	(000’s)	(CDN$/unit)
Balance at January 1	4,459	$5.95	4,937	$5.16
Granted	1,378	8.37	1,436	7.76
Reinvested	77	6.90	—	—
Redeemed	(1,739)	4.92	(1,575)	5.32
Forfeited	(394)	6.66	(339)	5.02
Outstanding at end of period	3,781	$7.25	4,459	$5.95

DSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	Years ended December 31,
	2021	2020
DSUs granted (000's)	234	203
Weighted average grant-date fair value (CDN$/ unit)	$7.55	$8.66